Offerings	Jul. 06, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 414,300.00
Offering Note	There are being registered under this registration statement on Form F-10 (this "Registration Statement") such indeterminate number of Common Shares, Preferred Shares, Debt Securities, Warrants and Subscription Receipts of Franco-Nevada Corporation (the "Registrant") as shall have an aggregate initial offering price not to exceed US$3,000,000,000 (the "Maximum Aggregate Offering Amount"). Any securities registered by this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. The Maximum Aggregate Offering Amount is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act with respect to the securities to be sold by the Registrant. In no event will the aggregate offering price of all securities sold by the Registrant from time to time pursuant to this Registration Statement exceed the Maximum Aggregate Offering Amount.